Document and Entity Information	6 Months Ended
Mar. 31, 2015
Document and Entity Information
Entity Registrant Name	HELMERICH & PAYNE INC
Entity Central Index Key	0000046765
Document Type	8-K
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer